STOCKHOLDER'S DEFICIT (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 28, 2020
STOCKHOLDER'S DEFICIT
Long term debt interest amount	$ 300,000	$ 300,000		$ 0		$ 300,000
Contributions receivable from parent	108
Debt issuance cost	$ 7,109	7,109		0		$ 7,100
Dividend paid to parent		$ 30,823	$ 5,698	$ 10,800	$ 8,400